Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Consolidated condensed statements of comprehensive income [Abstract]
Profit for the period	$ 39,158	$ 48,896
Items that may be subject to transfer to profit or loss statement in subsequent periods
Change in fair value of cash flow hedges	6,242	39,853
Currency translation differences	(1,766)	2,597
Tax effect	(2,109)	(12,972)
Net income recognized directly in equity	2,367	29,478
Cash flow hedges	(19,603)	(17,991)
Tax effect	4,901	4,498
Transfers to profit or loss statement	(14,702)	(13,493)
Other comprehensive income	(12,335)	15,985
Total comprehensive income for the period	26,823	64,881
Total comprehensive income attributable to non-controlling interest	(5,718)	(2,416)
Total comprehensive income attributable to the Company	$ 21,105	$ 62,465